Financial Instruments - maturity analysis - Residual Maturity (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Financial Assets	£ 694,235	£ 738,056
Financial Liabilities	647,745	688,963
Bank deposits
Financial instruments
Financial Liabilities	23,297	30,396
Customer accounts
Financial instruments
Financial Liabilities	360,914	361,316
Settlement balances
Financial instruments
Financial Liabilities	3,066	2,844
Trading liabilities
Financial instruments
Financial Liabilities	72,350	81,982
Derivatives
Financial instruments
Financial Liabilities	128,897	154,506
Other financial liabilities
Financial instruments
Financial Liabilities	39,732	30,326
Subordinated liabilities
Financial instruments
Financial Liabilities	10,535	12,722
within 1 year | Bank deposits
Financial instruments
Financial Liabilities	7,438	10,813
within 1 year | Customer accounts
Financial instruments
Financial Liabilities	359,148	358,857
within 1 year | Settlement balances
Financial instruments
Financial Liabilities	3,066	2,844
within 1 year | Trading liabilities
Financial instruments
Financial Liabilities	50,668	53,787
within 1 year | Derivatives
Financial instruments
Financial Liabilities	29,028	32,212
within 1 year | Other financial liabilities
Financial instruments
Financial Liabilities	8,240	8,467
within 1 year | Subordinated liabilities
Financial instruments
Financial Liabilities	299	2,383
2020 and beyond | Bank deposits
Financial instruments
Financial Liabilities	15,859	19,583
2020 and beyond | Customer accounts
Financial instruments
Financial Liabilities	1,766	2,459
2020 and beyond | Trading liabilities
Financial instruments
Financial Liabilities	21,682	28,195
2020 and beyond | Derivatives
Financial instruments
Financial Liabilities	99,869	122,294
2020 and beyond | Other financial liabilities
Financial instruments
Financial Liabilities	31,492	21,859
2020 and beyond | Subordinated liabilities
Financial instruments
Financial Liabilities	10,236	10,339
Cash and balances at central banks
Financial instruments
Financial Assets	88,897	98,337
Cash and balances at central banks | within 1 year
Financial instruments
Financial Assets	88,897	98,337
Equity Shares
Financial instruments
Financial Assets	75,119	85,991
Equity Shares | within 1 year
Financial instruments
Financial Assets	49,094	66,315
Equity Shares | 2020 and beyond
Financial instruments
Financial Assets	26,025	19,676
Derivatives
Financial instruments
Financial Assets	133,349	160,843
Derivatives | within 1 year
Financial instruments
Financial Assets	28,503	32,372
Derivatives | 2020 and beyond
Financial instruments
Financial Assets	104,846	128,471
Settlement balances
Financial instruments
Financial Assets	2,928	2,517
Settlement balances | within 1 year
Financial instruments
Financial Assets	2,928	2,517
Loans to banks
Financial instruments
Financial Assets	12,947	11,517
Loans to banks | within 1 year
Financial instruments
Financial Assets	12,833	11,424
Loans to banks | 2020 and beyond
Financial instruments
Financial Assets	114	93
Loans to customers
Financial instruments
Financial Assets	305,089	310,116
Loans to customers | within 1 year
Financial instruments
Financial Assets	67,354	69,832
Loans to customers | 2020 and beyond
Financial instruments
Financial Assets	237,735	240,284
Other financial assets
Financial instruments
Financial Assets	59,485	51,929
Other financial assets | within 1 year
Financial instruments
Financial Assets	11,681	8,776
Other financial assets | 2020 and beyond
Financial instruments
Financial Assets	£ 47,804	£ 43,153